Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Foreign Currency Translation Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2021			$ 29,220	$ (2,647)	$ (298)	$ 26,275
Balance (in Shares) at Dec. 31, 2021
Retroactive application of Merger		$ 6	(6)
Retroactive application of Merger (in Shares)		57,500,000
Adjusted balance, beginning of period at Dec. 31, 2021		$ 6	29,214	(2,647)	(298)	26,275
Adjusted balance, beginning of period (in Shares) at Dec. 31, 2021		57,500,000
Distribution to stockholder			(15,063)			(15,063)
Contribution from stockholder			5,646			5,646
Foreign currency translation adjustment				(991)		(991)
Net Loss					(18,449)	(18,449)
Balance at Dec. 31, 2022		$ 6	19,797	(3,638)	(18,747)	(2,582)
Balance (in Shares) at Dec. 31, 2022		57,500,000
Distribution to stockholder			(1,853)			(1,853)
Contribution from stockholder			2,015			2,015
Foreign currency translation adjustment				(104)		(104)
Net Loss					(5,252)	(5,252)
Balance at Mar. 31, 2023		$ 6	19,959	(3,742)	(23,999)	(7,776)
Balance (in Shares) at Mar. 31, 2023		57,500,000
Balance at Dec. 31, 2022		$ 6	19,797	(3,638)	(18,747)	(2,582)
Balance (in Shares) at Dec. 31, 2022		57,500,000
Distribution to stockholder			(25,195)			(25,195)
Merger, net of transaction costs		$ 1	(2,341)			(2,340)
Merger, net of transaction costs (in Shares)		11,383,809
Fair Value of penny warrants			1,820			1,820
Issuance of Alternus Clean Energy Inc. common stock to Meteora parties subject to FPA			16,493			16,493
Issuance of Alternus Clean Energy Inc. common stock to Meteora parties subject to FPA (in Shares)		2,796,554
Conversion of promissory note payable to related party for common stock in connection with the Merger			2,005			2,005
Conversion of promissory note payable to related party for common stock in connection with the Merger (in Shares)		225,000
Contribution from stockholder			15,295			15,295
Foreign currency translation adjustment				714		714
Net Loss					(69,464)	(69,464)
Balance at Dec. 31, 2023		$ 7	27,874	(2,924)	(88,211)	(63,254)
Balance (in Shares) at Dec. 31, 2023		71,905,363
Settlement of Related Party Debt for Shares		$ 1	9,836			9,837
Settlement of Related Party Debt for Shares (in Shares)		7,990,000
Conversion of Debt			1,029			1,029
Conversion of Debt (in Shares)		1,320,000
Merger Costs – Settlement of Related Party Debt and Conversion of Debt			(10,633)			(10,633)
Stock Compensation for Third Party Services			117			117
Stock Compensation for Third Party Services (in Shares)		181,301
Foreign currency translation adjustment				(1,232)		(1,232)
Net Loss					(7,583)	(7,583)
Balance at Mar. 31, 2024		$ 8	$ 28,223	$ (4,156)	$ (95,794)	$ (71,719)
Balance (in Shares) at Mar. 31, 2024		81,396,664